[front cover]

AMERICAN CENTURY
Fund Profile

[photo of woman sitting on bench, photo of hand holding pencil]

Life Sciences Fund

This profile summarizes key information  about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about  the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers. See the back cover for additional telephone numbers and our address.

July 27, 2000
Investor Class

[american century logo (reg.sm)]
American Century

LIFE SCIENCES FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Life Sciences seeks capital growth.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers will typically look for stocks of growing companies in the life sciences sector. To achieve its objective, the fund invests primarily in companies that engage in the business of providing products and services that help promote health and wellness. Life Science companies  generally own, operate or support health care facilities (including, among others, hospitals, outpatient surgery  facilities, dialysis centers, dental centers and physical therapy centers), design, manufacture or sell pharmaceuticals, bio-pharmaceuticals, medical research facilities, and medical devices and supplies; or may provide biotechnology needed to improve agriculture, aquaculture, forestry, chemicals, household products and cosmetics/personal care products, environmental cleanup, food processing and forensic medicine. The fund may invest in U.S. and foreign  companies of any size.

    Sometimes a company will engage in multiple lines of  business. We will generally consider a company to be in  the life sciences if

    *  at least 50% of its gross income or net assets come from activities in the sector;

    *  at least 50% of its assets are devoted to producing
       revenues from the sector; or

    *  based on other information we obtain, we determine
       that its primary business should be categorized within  the sector.

    The fund managers look for stocks of companies they believe will increase in value over time, using a growth investment strategy. This strategy looks for companies  with earnings and revenues that are not only growing,  but growing at a successively faster, or accelerating pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

    The managers use a bottom-up approach to select stocks for the fund. That means they first look for strong, growing companies to invest in, rather than simply buying any company in a growing industry or sector. Using
    American Century's extensive computer database, the managers track financial information for thousands of companies to identify trends in the companies'
    earnings and revenues. This  information is used to help the fund managers select and hold stocks of companies they believe will be able to sustain accelerating growth and to sell stocks of companies whose growth begins to slow down.

    In addition to locating strong companies with earnings and revenue growth, the fund managers review and may invest in companies that experience a change in their business that will stimulate future revenue and earnings acceleration and lead to positive investor perception. The change typically is the result of key events including: entry into a new market, a new product, patent or license, or the presentation of  clinical data showing efficacy for a new drug or medical device. The fund managers also believe that it is important to diversify the fund's holdings across geographical regions and different countries. For this reason, the fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

    The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING  IN THE FUND?

    *  The fund will focus its investments among companies in the life sciences sector. Because those investments are concentrated in a comparatively narrow segment of the total market, the fund's investments are not as diversified as many other mutual funds. Because of this, companies in the fund's portfolio may react similarly to market  developments, such as government regulation, subsidies, or technological advancements. This means that the fund's net asset values may be more volatile than those of less concentrated funds. As a result, the value of an investment in the fund may rise or fall rapidly.

Life Sciences                                 American Century Investments

    *  The value of the fund's shares depends on the value of
    the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    *  As with all funds, your shares may be worth more or less at any given time than the price you paid for them. As a result, it is possible to lose money by investing in the fund.

    *  The fund is nondiversified. This means that the fund managers may choose to invest in a relatively small number of securities. If so, a price change in any one of these securities may have a greater impact on the fund's share price than would be the case if the fund were  diversified. Although the fund managers expect it will ordinarily satisfy the requirements for a diversified fund, its nondiversified status gives them more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.

    *  Many faster-growing life sciences companies have limited operating histories and their potential profitability may be dependent on regulatory approval of their products. Many of these companies' activities are funded or subsidized by government grants or other funding, which may be reduced or withdrawn. Changes in government regulation also can have an impact on a company's profitability and/or stock price. Continuing technological advances may mean rapid obsolescence of key products and  services. These business uncertainties may increase the volatility of the prices for these companies' securities.

    * The fund may invest up to 15% in privately placed securities. These securities may be considered illiquid if they cannot be sold in seven days at approximately the price at which the fund is valuing them. Privately placed securities are valued by the manager pursuant to procedures established by the fund's Board of Directors.

    *  The fund managers may buy a large amount of a company's stock quickly and may dispose of it quickly  if it no longer meets their investment criteria.
    While the managers believe this strategy provides substantial  appreciation potential over the long term, in the short term it can create a significant amount of portfolio turnover and share price volatility. This portfolio turnover and share price volatility can be greater than that of the average stock fund. Higher portfolio turnover leads to higher brokerage costs, which are borne by the fund. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, since short-term capital gains are taxable as ordinary income.

    *  Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the style used by the fund's management team, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

    *  The fund may invest in companies regardless of size, which means it may invest in smaller U.S. and foreign companies. Investing in smaller companies generally  presents unique risks. Smaller companies may have limited resources, trade less frequently and have less  publicly available information. They also may be more sensitive to changing political and economic conditions. These factors may cause investments in smaller companies to experience more price volatility.

    *  The fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable  political and economic structures, reduced availability  of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States.
    These factors make investing in foreign securities generally riskier than investing in U.S. securities. Because the fund managers intend to invest the fund's assets primarily in U.S. securities, the risks associated with foreign investments are not  considered to be principal risks of investing in the fund. To the extent the fund invests in foreign securities, the overall risk of the fund, however, could be affected.

    In summary, Life Sciences is intended for investors who seek long-term capital growth through an aggressive equity fund and who are willing to accept the risks associated with the fund's investment strategy.

Life Sciences                                                 Fund Profile

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    *  to buy fund shares directly from American Century

    *  to reinvest dividends in additional shares

    The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

     ANNUAL OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

         Management Fee(1)                         1.50%
         Distribution and Service (12b-1) Fees     None
         Other Expenses(2)                         0.00%
         Total Annual Fund Operating Expenses      1.50%

        (1) The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

        (2) Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel, as well as interest, are expected to be less than 0.005% for the current fiscal year.

           EXAMPLE

             Assuming you. . .

             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

                             1 year                 3 years
                              $152                   $472

             Of course, actual costs may be higher or lower. Use this example to compare costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manager its mutual funds. Identified below are the portfolio managers for the Life Sciences team:

    ARNOLD K. DOUVILLE, Vice President and Portfolio Manager, has been a member of the team that manages the Life Sciences Fund since its inception in June
    2000, and has  been a member of the team that manages Vista (another
    American Century equity fund) since joining American Century in November
    1997. Before joining American Century, he served as Senior Portfolio Manager for Munder Capital Management from September 1989 to October 1997. He has a bachelor's degree in economics from the U.S. Air Force Academy and an MBA in finance, statistics and  economics from the University of Chicago.

    CHRISTY TURNER, Portfolio Manager, has been a member of the team that manages the Life Sciences Fund since its inception in June 2000. Prior to that, she worked for four years as an investment analyst for the health care sector for other American Century equity funds, including Ultra, Select, New
    Opportunities and Giftrust. Before joining American Century in 1996, she worked as an investment analyst for First Chicago Investment Management
    Company and as an audit manager for KPMG Peat Marwick. She has a bachelor's degree in business administration in accounting from the University of
    Central Florida and an MBA in finance from the University of North Carolina.
    She is a Chartered Financial Analyst.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    *  Complete and return an application along with an investment check payable to American Century Investments

    *  If you already have an American Century account, call us or access our
       Web site to exchange shares from another American Century fund

    *  Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500. If your redemption activity causes the value of your account to  fall below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Life Sciences for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

Life Sciences                                 American Century Investments

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Life Sciences pays distributions from its net income, if any, once a year, usually in December. Distributions from  realized capital gains are paid twice a year, usually in  March and December. Distributions may be taxable as  ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    *  Telephone transactions
    *  Wire and electronic funds transfers
    *  24-hour Automated Information Line transactions
    *  24-hour online account access and transactions

    You will find more information about these choices in Your Guide to American
    Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American
    Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at  1-800-345-3533.

Life Sciences                                                     Fund Profile

--------------------------------------------------------------------------------
AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
Kansas City, Missouri 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Visit our Web site at WWW.AMERICANCENTURY.COM

SH-PRF-20962   0007    Funds Distributor, Inc. and
                       American Century Investment Services, Inc., Distributors

[front cover]

AMERICAN CENTURY
Fund Profile

[photo of woman sitting on bench, photo of hand holding pencil]

Technology Fund

This profile summarizes key information  about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about  the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
Investor Centers. See the back cover for additional telephone numbers and our address.

July 27, 2000
Investor Class

[american century logo (reg.sm)]
American Century

TECHNOLOGY FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Technology seeks capital growth.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers will typically look for stocks of growing companies in the technology and telecommunications-related sectors. To achieve its objective, the fund invests primarily in companies that the fund managers believe  are principally engaged in offering, using or developing products, processes or services that provide or will  benefit significantly from technological advancements or improvements. The fund managers consider technology and telecommunications-related industries to include among others, computers
    (including software, products and  electronic components), semiconductors, networking,  internet and on-line service providers, office automation, health care (including pharmaceuticals, medical devices and biotechnology)
    telecommunications, telecommunications equipment, environmental services, media and information services, electronics and defense and aerospace. The fund will invest in U.S. and foreign companies of any size.

    Sometimes a company will engage in multiple lines of  business. We will generally consider a company to be in  the technology and
    telecommunications-related sector if

    *  at least 50% of its gross income or net assets come from activities in the sector;

    *  at least 50% of its assets are devoted to producing
       revenues from the sector; or

    *  based on other information we obtain, we determine
       that its primary business should be categorized within  the sector.

    The fund managers look for stocks of companies they believe will increase in value over time, using a growth investment strategy. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

    The managers use a bottom-up approach to select stocks for the fund. That means they first look for strong, growing companies to invest in, rather than simply buying any company in a growing industry or sector. Using
    American Century's extensive computer database, the managers track financial information for thousands of companies to identify trends in the companies'
    earnings and revenues. This  information is used to help the fund managers select and hold stocks of companies they believe will be able to sustain accelerating growth and to sell stocks of companies whose growth begins to slow down.

    In addition to locating strong companies with earnings and revenue growth, the fund managers review and may invest in companies that experience a change in their business that will stimulate future revenue and earnings acceleration and lead to positive investor perception. The change typically is the result of key events including: entry into a new market, a new product, patent or license, or the presentation of clinical data showing efficacy for a new drug or medical device. The fund managers also believe that it is important to diversify the fund's holdings across geographical regions and different countries. For this reason, the fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected  inflation rates, currency exchange fluctuations and tax  considerations when making investments.

    The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING  IN THE FUND?

    *  The fund will focus its investments among companies in the technology and telecommunications-related sector. Because those investments are concentrated in a  comparatively narrow segment of the total market, the fund's investments are not as diversified as many other mutual funds.
    Because of this, companies in the fund's portfolio may react similarly to market developments, such as government regulation, subsidies, or technological

Technology                                          American Century Investments

    advancements. This means that the fund's net asset values may be more volatile than those of less concentrated funds. As a result, the value of an investment in the fund may rise or fall rapidly.

    *  The value of the fund's shares depends on the value of
    the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    *  As with all funds, your shares may be worth more or less at any given time than the price you paid for them. As a result, it is possible to lose money by investing in the fund.

    *  The fund is nondiversified. This means that the fund managers may choose to invest in a relatively small number of securities. If so, a price change in any one of these securities may have a greater impact on the fund's share price than would be the case if the fund were  diversified. Although the fund managers expect it will ordinarily satisfy the requirements for a diversified fund, its nondiversified status gives them more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.

    *  Many faster-growing technology and telecommunications-related companies have limited operating histories. Continuing technological advances may mean rapid  obsolescence of key products and services. These  business uncertainties may increase the volatility of the prices for these companies'
    securities.

    * The fund may invest up to 15% in privately placed securities. These securities may be considered illiquid if they cannot be sold in seven days at approximately the price at which the fund is valuing them. Privately placed securities are valued by the manager pursuant to procedures established by the fund's Board of Directors.

    *  The fund managers may buy a large amount of a company's stock quickly and may dispose of it quickly  if it no longer meets their investment criteria.
    While the managers believe this strategy provides substantial  appreciation potential over the long term, in the short term it can create a significant amount of portfolio turnover and share price volatility. This portfolio turnover and share price volatility can be greater than that of the average stock fund. Higher portfolio turnover leads to higher brokerage costs, which are borne by the fund. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, since short-term capital gains are taxable as ordinary income.

    *  Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the style used by the fund's management team, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

    *  The fund may invest in companies regardless of size, which means it may invest in smaller U.S. and foreign companies. Investing in smaller companies generally  presents unique risks. Smaller companies may have limited resources, trade less frequently and have less  publicly available information. They also may be more sensitive to changing political and economic conditions. These factors may cause investments in smaller companies to experience more price volatility.

    *  The fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable  political and economic structures, reduced availability  of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States.
    These factors make investing in foreign securities generally riskier than investing in U.S. securities. Because the fund managers intend to invest the fund's assets primarily in U.S. securities, the risks associated with foreign investments are not  considered to be principal risks of investing in the fund. To the extent the fund invests in foreign securities, the overall risk of the fund, however, could be affected.

    In summary, Technology is intended for investors who seek long-term capital growth through an aggressive equity fund and who are willing to accept the risks associated with the fund's investment strategy.

Technology                                                    Fund Profile

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    *  to buy fund shares directly from American Century

    *  to reinvest dividends in additional shares

    The following table describes the fees and expenses you will pay if you buy and hold shares of the fund.

     ANNUAL OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

         Management Fee(1)                         1.50%
         Distribution and Service (12b-1) Fees     None
         Other Expenses(2)                         0.00%
         Total Annual Fund Operating Expenses      1.50%

        (1) The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

        (2)  Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel, as well as interest, are expected to be less than 0.005% for the current fiscal year.

           EXAMPLE

             Assuming you. . .

             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

                             1 year                 3 years
                              $152                   $472

             Of course, actual costs may be higher or lower. Use this example to compare costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manager its mutual funds. Identified below are the portfolio managers for the Technology team:

    CHRISTOPHER K. BOYD, Vice President and Senior Portfolio Manager, has been a member of the team that manages the Technology Fund since its inception in
    June 2000, and has been a member of the team that manages Giftrust and New
    Opportunities since rejoining American Century in January 1998. With the exception of 1997, he has been with American Century since March 1988 and served as a Portfolio Manager since December 1992. During 1997, he was in private practice as an investment advisor. He has a bachelor of science from the University of Kansas and an MBA from Dartmouth College. He is a
    Chartered Financial Analyst.

    DOUGLAS C. DAY, Portfolio Manager, has been a member  of the team that manages the Technology Fund since its inception in June 2000. Prior to that, he worked for three and one-half years as an investment analyst for other
    American Century equity funds, including Ultra and Select. Before joining
    American Century in October 1996, he worked as an equity research analyst for Salomon Brothers from May 1995 to October 1996. He has a bachelor's degree in economics from Emory University.

6. HOW DO I BUY FUND SHARES?

    American Century offers several ways to purchase shares

    *  Complete and return an application along with an investment check payable to American Century Investments

    *  If you already have an American Century account, call us or access our
       Web site to exchange shares from another American Century fund

    *  Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500. If your redemption activity causes the value of your account to  fall below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Technology for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply.
    For your protection, some redemption requests require a signature guarantee.

Technology                                    American Century Investments

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Technology pays distributions from its net income, if any, once a year, usually in December. Distributions from  realized capital gains are paid twice a year, usually in  March and December. Distributions may be taxable as  ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

    *  Telephone transactions
    *  Wire and electronic funds transfers
    *  24-hour Automated Information Line transactions
    *  24-hour online account access and transactions

    You will find more information about these choices in Your Guide to American
    Century Services, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information contained in the services guide pertains to shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American
    Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at  1-800-345-3533.

Technology                                                    Fund Profile

--------------------------------------------------------------------------------
AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
Kansas City, Missouri 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Visit our Web site at WWW.AMERICANCENTURY.COM

SH-PRF-20963   0007     Funds Distributor, Inc. and
                        American Century Investment Services, Inc., Distributors